CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited)	March 31, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.7%
COMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 0.8%
Verizon Communications Inc.	166,811	$8,497,352

Entertainment - 1.6%
Activision Blizzard Inc.	83,338	6,676,207
Walt Disney Co.	68,703	9,423,304	*

Total Entertainment		16,099,511

Interactive Media & Services - 5.4%
Alphabet Inc., Class A Shares	8,643	24,039,208	*
Alphabet Inc., Class C Shares	8,119	22,676,286	*
Meta Platforms Inc., Class A Shares	37,412	8,318,932	*

Total Interactive Media & Services		55,034,426

Media - 1.7%
Comcast Corp., Class A Shares	374,307	17,525,054

Wireless Telecommunication Services - 1.0%
T-Mobile US Inc.	78,690	10,099,861	*

TOTAL COMMUNICATION SERVICES		107,256,204

CONSUMER DISCRETIONARY - 8.0%
Automobiles - 0.5%
General Motors Co.	126,396	5,528,561	*

Hotels, Restaurants & Leisure - 0.1%
Marriott International Inc., Class A Shares	8,673	1,524,280	*

Household Durables - 0.6%
Toll Brothers Inc.	131,074	6,163,100

Internet & Direct Marketing Retail - 3.4%
Amazon.com Inc.	10,551	34,395,732	*

Specialty Retail - 3.4%
Home Depot Inc.	68,989	20,650,477
TJX Cos. Inc.	230,598	13,969,627

Total Specialty Retail		34,620,104

TOTAL CONSUMER DISCRETIONARY		82,231,777

CONSUMER STAPLES - 6.0%
Beverages - 2.1%
Coca-Cola Co.	163,514	10,137,868
PepsiCo Inc.	65,927	11,034,861

Total Beverages		21,172,729

Food & Staples Retailing - 1.9%
Walmart Inc.	131,931	19,647,164

Food Products - 0.8%
Mondelez International Inc., Class A Shares	134,237	8,427,399

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2022 Quarterly Report	1

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	SHARES	VALUE
Household Products - 1.2%
Procter & Gamble Co.	82,716	$12,639,005

TOTAL CONSUMER STAPLES		61,886,297

ENERGY - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Chevron Corp.	116,216	18,923,451
EQT Corp.	133,921	4,608,222
Exxon Mobil Corp.	145,253	11,996,445
Kinder Morgan Inc.	263,565	4,984,014
Pioneer Natural Resources Co.	63,427	15,858,653

TOTAL ENERGY		56,370,785

FINANCIALS - 14.0%
Banks - 5.9%
Bank of America Corp.	438,382	18,070,106
JPMorgan Chase & Co.	214,314	29,215,284
SVB Financial Group	6,399	3,579,921	*
Truist Financial Corp.	75,332	4,271,324
US Bancorp	108,684	5,776,555

Total Banks		60,913,190

Capital Markets - 1.3%
CME Group Inc.	32,442	7,716,654
Intercontinental Exchange Inc.	43,379	5,731,234

Total Capital Markets		13,447,888

Diversified Financial Services - 3.6%
Berkshire Hathaway Inc., Class A Shares	69	36,495,549	*

Insurance - 3.2%
Hartford Financial Services Group Inc.	52,222	3,750,062
Progressive Corp.	44,372	5,057,964
Travelers Cos. Inc.	129,626	23,686,559

Total Insurance		32,494,585

TOTAL FINANCIALS		143,351,212

HEALTH CARE - 12.3%
Health Care Equipment & Supplies - 1.1%
Becton Dickinson and Co.	29,168	7,758,688
Medtronic PLC	16,472	1,827,568
Stryker Corp.	7,550	2,018,493

Total Health Care Equipment & Supplies		11,604,749

Health Care Providers & Services - 2.8%
UnitedHealth Group Inc.	55,708	28,409,409

See Notes to Schedule of Investments.

2	ClearBridge Variable Appreciation Portfolio 2022 Quarterly Report

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 2.3%
Thermo Fisher Scientific Inc.	40,261	$23,780,159

Pharmaceuticals - 6.1%
Eli Lilly & Co.	31,323	8,969,968
Johnson & Johnson	125,978	22,327,081
Merck & Co. Inc.	206,924	16,978,114
Pfizer Inc.	260,786	13,500,891

Total Pharmaceuticals		61,776,054

TOTAL HEALTH CARE		125,570,371

INDUSTRIALS - 8.8%
Aerospace & Defense - 2.2%
Northrop Grumman Corp.	5,136	2,296,922
Raytheon Technologies Corp.	200,758	19,889,095

Total Aerospace & Defense		22,186,017

Air Freight & Logistics - 1.6%
United Parcel Service Inc., Class B Shares	75,815	16,259,285

Commercial Services & Supplies - 1.4%
Waste Management Inc.	91,843	14,557,116

Electrical Equipment - 0.7%
Eaton Corp. PLC	42,769	6,490,623

Industrial Conglomerates - 1.9%
Honeywell International Inc.	101,095	19,671,065

Road & Rail - 1.0%
Canadian Pacific Railway Ltd.	72,638	5,995,541
Union Pacific Corp.	16,081	4,393,490

Total Road & Rail		10,389,031

TOTAL INDUSTRIALS		89,553,137

INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 1.5%
Arista Networks Inc.	55,027	7,647,653	*
Cisco Systems Inc.	147,104	8,202,519

Total Communications Equipment		15,850,172

Electronic Equipment, Instruments & Components - 0.4%
Teledyne Technologies Inc.	8,134	3,844,372	*

IT Services - 4.8%
Automatic Data Processing Inc.	74,517	16,955,598
Fidelity National Information Services Inc.	71,759	7,206,039
Visa Inc., Class A Shares	113,082	25,078,195

Total IT Services		49,239,832

Semiconductors & Semiconductor Equipment - 1.7%
ASML Holding NV, Registered Shares	14,939	9,978,206

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2022 Quarterly Report	3

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - continued
Enphase Energy Inc.	27,823	$5,614,125	*
Texas Instruments Inc.	8,377	1,537,012

Total Semiconductors & Semiconductor Equipment		17,129,343

Software - 10.6%
Adobe Inc.	25,774	11,743,150	*
Microsoft Corp.	267,614	82,508,073
Oracle Corp.	104,892	8,677,715
salesforce.com Inc.	28,835	6,122,247	*

Total Software		109,051,185

Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc.	367,562	64,180,001

TOTAL INFORMATION TECHNOLOGY		259,294,905

MATERIALS - 6.3%
Chemicals - 3.9%
Air Products & Chemicals Inc.	46,168	11,537,845
Ecolab Inc.	39,047	6,894,138
PPG Industries Inc.	108,449	14,214,410
Sherwin-Williams Co.	29,317	7,318,110

Total Chemicals		39,964,503

Construction Materials - 0.6%
Vulcan Materials Co.	32,417	5,955,003

Containers & Packaging - 0.8%
Ball Corp.	95,806	8,622,540

Metals & Mining - 1.0%
ArcelorMittal SA, Registered Shares	310,639	9,943,555

TOTAL MATERIALS		64,485,601

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	51,513	12,941,096

UTILITIES - 0.7%
Electric Utilities - 0.3%
NextEra Energy Inc.	35,056	2,969,594

Multi-Utilities - 0.4%
Sempra Energy	25,505	4,287,900

TOTAL UTILITIES		7,257,494

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $366,118,166)		1,010,198,879

See Notes to Schedule of Investments.

4	ClearBridge Variable Appreciation Portfolio 2022 Quarterly Report

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.139%	9,076,665	$9,076,665
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.212%	2,269,166	2,269,166	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,345,831)			11,345,831

TOTAL INVESTMENTS - 99.8% (Cost - $377,463,997)			1,021,544,710
Other Assets in Excess of Liabilities - 0.2%			2,058,611

TOTAL NET ASSETS - 100.0%			$1,023,603,321

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2022, the total market value of investments in Affiliated Companies was $2,269,166 and the cost was $2,269,166 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$1,010,198,879	—	—	$1,010,198,879
Short-Term Investments†	11,345,831	—	—	11,345,831

Total Investments	$1,021,544,710	—	—	$1,021,544,710

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,338,748	$7,570,625	7,570,625	$7,640,207	7,640,207	—	$234	—	$2,269,166

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